Schedule of prepayments - related party (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total	$ 1,032,500	$ 2,777,500
VD Capital Pty. Ltd. [Member]
Related Party Transaction [Line Items]
Total	$ 1,032,500	$ 2,777,500
Relationship	KNOREX Ltd’s shareholder >5% and <10% of shareholding